RELATED PARTY (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party [Member]
Related Party Transaction [Line Items]
Legal accrual	$ 25,000	$ 2,900	$ 1,420
Officer [Member]
Related Party Transaction [Line Items]
Travel and office expense accruals	$ 268	$ 2,659	$ 3,649